INCOME TAXES	12 Months Ended
Dec. 31, 2013
INCOME TAXES [Abstract]
INCOME TAXES

NOTE 14 - INCOME TAXES

----------------------

The Company assessed the likelihood of utilization of the deferred tax asset, in light of the recent losses.  As a result of this review,  the deferred tax asset of $994,000 has been fully reserved at December 31, 2013.

At December 31, 2013,  the Company has incurred net operating  losses for income tax purposes of approximately  $2,500,000.Such losses may be carried forward and are scheduled to expire in the year 2032, if not utilized, and may be subject to certain limitations as provided by the Internal Revenue Code.

The effective  income tax rate at December 31, 2013 differs from the U.S Federal statutory income tax rate due to the following:

          Federal statutory income rate                        $   521,000

          State income tax, net of federal benefit                  70,000

          Permanent items                                           (1,000)

          Change in valuation allowance                           (590,000)

                                                                ------------

                                                               $         -

                                                                ============

The  components of the deferred tax assets and  liabilities at December 31, 2013 are as follows:

                  Long-term deferred tax assets:

                    Federal net operating loss                $   994,000

                  Long-term deferred tax liabilities:

                    Valuation allowance                          (994,000)

                                                              -------------

                  Net long-term deferred tax assets           $         -

                                                              =============

The Company assessed the likelihood of utilization of the deferred tax asset, in light of the recent losses.  As a result of this review,  the deferred tax asset of $970,000 had been fully reserved at December 31, 2013.